Stock Options - Schedule of Stock Options (Details) - USD ($)			3 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2025	Jan. 31, 2024
Schedule of Stock Options [Abstract]
Number of shares, Ending balance	1,422,307	2,004,135	1,422,307	1,466,884
Weighted Average Shares ($) Ending balance	$ 0.09	$ 0.08	$ 0.09	$ 0.09
Weighted Average (Years) Ending balance	7 years 7 days	7 years 6 months 21 days	7 years 7 days	4 years 1 month 24 days
Intrinsic Value Ending balance	$ 6,980,951	$ 140,289	$ 6,980,951	$ 7,200,270
Number of shares Recapitalization of options				(777,241)
Weighted Average Shares Recapitalization of options
Weighted Average (Years) Recapitalization of options
Intrinsic Value Recapitalization of options
Number of shares Issued				239,990
Weighted Average Shares ($) Issued				$ 0.15
Weighted Average (Years) Issued				4 years 1 month 24 days
Intrinsic Value Issued				$ 1,163,951
Number of shares Canceled
Weighted Average Shares Canceled
Weighted Average (Years) Canceled
Intrinsic Value Canceled
Number of shares Exercised
Weighted Average Shares Exercised
Weighted Average (Years) Exercised
Intrinsic Value Exercised